UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment:           |X|; Amendment Number: 2

This Amendment (Check only one):   |_| is a restatement
                                   |X| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Viewpoint Investment Partners

Address:  11995 El Camino Real, Suite 305
          San Diego, CA 92130

13F File Number: 028-06069

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard S. Coons
Title:    President
Phone:    (858) 704-1310

Signature, Place and Date of Signing:


/s/ Richard S. Coons               San Diego, CA            November 14, 2005
--------------------               -------------            ----------------
 [Signature]                       [City, State]                [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 27

Form 13F Information Table Value Total: $19,804
                                         (thousands)

List of Other Included Managers:

NONE

                                                    FORM 13F INFORMATION TABLE
                                                  Viewpoint Investment Partners
                                                        September 30, 2005
                               Title of                   Value                Sh/   Put/   Invtmt   Other      Voting Authority
Name of Issuer                   Class        CUSIP     (x$1000)      Shares   Prn   Call    Disc.   Mngrs   Sole      Shared   None
------------------------------------------------------------------------------------------------------------------------------------
Abgenix Inc                       COM       00339B107      511        40,300   Sh           SOLE      N/A     40,300
ADC Telecommunications          COM NEW     000886309      551        24,100   Sh           SOLE      N/A     24,100
Advanced Micro Devices Inc        COM       007903107    1,139        45,200   Sh           SOLE      N/A     45,200
Airspan Networks                  COM       00950H102      138        27,400   Sh           SOLE      N/A     27,400
Allscripts Healthcare Soluti      COM       01988P108      364        20,200   Sh           SOLE      N/A     20,200
BJ SVCS CO                        COM       055482103    1,080        30,000   Sh           SOLE      N/A     30,000
Broadcom Corp                     CL A      111320107    1,173        25,000   Sh           SOLE      N/A     25,000
Commerce Bancshares Inc           COM       200525103      299         5,800   Sh           SOLE      N/A      5,800
Extreme Networks Inc              COM       30226D106      340        76,300   Sh           SOLE      N/A     76,300
FuelCell Energy Inc               COM       35952H106      524        47,800   Sh           SOLE      N/A     47,800
Gap Inc Del                       COM       364760108      349        20,000   Sh           SOLE      N/A     20,000
Gilead Sciences Inc               COM       375558103      605        12,400   Sh           SOLE      N/A     12,400
Ikon Office Solutions Inc         COM       451713101    1,497       150,000   Sh           SOLE      N/A    150,000
KLA - Tencor Corp                 COM       482480100      239         4,900   Sh           SOLE      N/A      4,900
Lucent Technologies Inc           COM       549463107    1,153       354,800   Sh           SOLE      N/A    354,800
Medimmune Inc                     COM       584699102      599        17,800   Sh           SOLE      N/A     17,800
Motorola Inc                      COM       620076109    1,417        64,300   Sh           SOLE      N/A     64,300
NitroMed Inc                      COM       654798503      180        10,000   Sh           SOLE      N/A     10,000
Plug Power Inc                    COM       72919P103      423        62,200   Sh           SOLE      N/A     62,200
Refco Inc                         COM       75866G109      223         7,900   Sh           SOLE      N/A      7,900
Symantec Corp                     COM       871503108      872        38,500   Sh           SOLE      N/A     38,500
Texas Instrs Inc                  COM       882508104      224         6,600   Sh           SOLE      N/A      6,600
United Rentals Inc                COM       911363109      690        35,000   Sh           SOLE      N/A     35,000
US Xpress Enterprises Inc         CL A      90338N103      364        31,200   Sh           SOLE      N/A     31,200
Vertex Pharmaceuticals Inc        COM       92532F100      595        26,600   Sh           SOLE      N/A     26,600
Walmart Stores Inc                COM       931142103    2,191        50,000   Sh           SOLE      N/A     50,000
Weatherford International LT      COM       G95089101    2,067        30,100   Sh           SOLE      N/A     30,100

03409.0001 #616644